Securities - Contractual maturity of debt securities of AFS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-Sale Amortized Cost
Due after one year through five years	$ 9,043
Due after five years through ten years	5,000
Totals	18,138	$ 18,563
Fair Value Available-for-Sale
Due after one year through five years	9,041
Due after five years through ten years	4,994
Totals	18,126	18,331
Mortgage-backed securities - residential
Available-for-Sale Amortized Cost
Totals	4,095	5,953
Fair Value Available-for-Sale
Totals	$ 4,091	$ 5,876